Supplemental Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Abstract]
Equity income (loss) from investment in Linn Energy, LLC	$ (345,784)	$ (663,276)	$ (122,052)	$ (50,492)	$ (2,039,671)	$ 172,200	$ (66,987)	$ (30,541)	$ (1,181,604)	$ (1,964,999)	$ (244,189)
General and administrative expenses	(603)	(965)	(901)	(976)	(772)	(644)	(668)	(734)	(3,445)	(2,818)	(42,089)
Gain (loss) on transfer of Berry					5,174	9,830	(1,331)	0	0	13,673	(718,249)
Income tax (expense) benefit	(17,285)	(3,712)	13,127	18,493	760,825	(63,776)	25,844	11,791	10,623	734,684	92,080
Net income (loss)	$ (363,672)	$ (667,953)	$ (109,826)	$ (32,975)	$ (1,274,444)	$ 117,610	$ (43,142)	$ (19,484)	$ (1,174,426)	$ (1,219,460)	$ (912,447)
Net income (loss) per share, basic and diluted	$ (2.83)	$ (5.20)	$ (0.85)	$ (0.26)	$ (9.91)	$ 0.91	$ (0.34)	$ (0.15)	$ (9.14)	$ (9.49)	$ (23.46)